Note 13 - Administrative Expense - Components of Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Investor relations	$ 751	$ 541		$ 543
Audit fee	266	231		267
Advisory services fee	553	684		2,266
Listing fees	495	402		328
Directors fees company	225	247		211
Directors fees Blanket Mine	52	40		48
Employee costs	2,917	2,781		2,803
Eersteling Gold Mine administration cost	212	142		111
Office costs - Zambia				17
Other office administration costs	697	444		185
Travel costs	297	399		484
	$ 6,465	$ 5,911	[1]	$ 7,263

[1]	Restated, refer note 4(a).